Long-Term Debt, net (Tables)	6 Months Ended
Jun. 30, 2018
Long-Term Debt, net
Schedule of company's long-term debt, net

Company’s long-term debt, net as of June 30, 2018 and December 31, 2017 consisted of the following (in thousands):

Credit Facility	Balance as of June 30, 2018	Balance as of December 31, 2017
The Royal Bank of Scotland	630,405	$634,864
HSH Nordbank AG-Aegean Baltic Bank-Piraeus Bank	616,361	622,851
The Export-Import Bank of Korea & ABN Amro	17,484	23,109
Deutsche Bank	152,998	156,062
Citibank	113,957	117,316
Credit Suisse	171,783	176,189
ABN Amro-Bank of America Merrill Lynch-Burlington Loan Management-National Bank of Greece	195,603	199,302
EnTrustPermal-Credit Suisse-CitiGroup	213,580	220,689
The Royal Bank of Scotland (January 2011 Credit Facility)	24,316	24,316
HSH Nordbank AG-Aegean Baltic Bank-Piraeus Bank (January 2011 Credit Facility)	17,205	17,205
ABN Amro-Bank of America Merrill Lynch-Burlington Loan Management -National Bank of Greece (January 2011 Credit Facility)	8,771	8,771
Sinosure CEXIM-Citibank-ABN Amro Credit Facility	71,190	81,360
Citibank—Eurobank Credit Facility (January 2011 Credit Facility)	37,645	37,645
Comprehensive Financing Plan exit fees accrued	22,583	21,099

Total long-term debt	$2,293,881	$2,340,778

Less: Deferred finance costs, net	(6,063)	(11,177)
Less: Current portion	(134,861)	$(2,329,601)

Total long-term debt net of current portion and deferred finance cost	$2,152,957	—

Schedule of debt maturities of long-term debt

After giving effect to the debt refinancing consummated on August 10, 2018, scheduled debt maturities of long-term debt subsequent to June 30, 2018 are as follows (in thousands):

Payments due by period ended	Fixed principal repayments	Variable principal repayments	Final payments due by June 30, 2024*	Total principal payments
June 30, 2019	$114,606	$20,255	—	$134,861
June 30, 2020	113,360	28,234	—	141,594
June 30, 2021	118,852	24,431	—	143,283
June 30, 2022	105,927	32,685	—	138,612
June 30, 2023	85,222	57,939	—	143,161
June 30, 2024	35,879	89,610	$1,444,298	1,569,787

Total long-term debt	$573,846	$253,154	$1,444,298	$2,271,298

* The final payments due by June 30, 2024, include the unamortized remaining principal debt balances under the new credit facilities, as such amount will be determinable following the fixed and variable amortization.